Accrued Warranty Reserve (Tables)	12 Months Ended
Dec. 31, 2019
Guarantees and Product Warranties [Abstract]
Summary of Activity Related to Estimated Accrued Warranty Reserve

The following table summarizes the activity related to the estimated accrued warranty reserve during the years ended December 31, (in thousands):

	2018	2019
Beginning balance	$2,916	$1,935
Provision for warranties issued	759	2,473
Payments	(886)	(730)
Warranty expirations	(854)	(1,086)

Ending balance	$1,935	$2,592